OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 21: -	OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent Company and two of the Company's subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The Human segment consists of the Company's subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of the Company's subsidiary Casterra Ag Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents our revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2020

Revenues	$847	$33	$75	$85	$1,040

Operating loss	$(8,687)	$(333)	$(4,669)	$(11,125)	$(24,814)

Net financing expenses					$(1,360)

Loss before taxes on income					$(26,174)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2019

Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing income					$2,075

Loss before taxes on income					$(19,091)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(7,674)	$(456)	$(1,608)	$(10,251)	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

c.	Major customers:

Revenues from major customers each of whom amounts to 10% or more, of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Year ended December 31,
	2020	2019	2018

Customer A (shareholder)	-	-	38%
Customer B	-	-	19%
Customer C	-	*)-	13%
Customer D (subsidiary shareholder)	48%	33%	-
Customer E	-	24%	-
Customer F	-	13%	*)-
Customer G	*)-	13%	-
Customer H	17%	-	-

*) Represents an amount lower than 10%.

See also Note 22a.

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2020	2019	2018

United States	65%	33%	57%
Germany	-	2%	13%
Israel	22%	35%	12%
Brazil	11%	28%	6%
Other	2%	2%	12%

	100%	100%	100%

The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2020	2019	2018

United States	82%	79%	14%
Israel	18%	21%	86%

	100%	100%	100%